SUMMARY OF MATERIAL ACCOUNTING POLICIES - Taxation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Uncertain tax loss	$ 4,544	$ 5,119
Globant España S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Dividends received	$ 236,909	$ 2,553